Investments in Servicing Related Assets, Summary (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Servicing Asset [Abstract]
Unpaid principal balance		$ 24,126,677	$ 29,068,126
Cost basis		288,139	397,883
Carrying value	[1]	$ 177,261	$ 291,111
Weighted average coupon		4.16%	4.18%
Weighted average maturity	[2]	26 years 4 months 24 days	26 years 8 months 12 days
Changes in fair value recorded in other income (loss)		$ (110,878)	$ (106,772)
Mortgage Service Right Conventional [Member]
Servicing Asset [Abstract]
Unpaid principal balance		24,126,677	26,142,780
Cost basis	[3]	288,139	357,667
Carrying value	[1]	$ 177,261	$ 263,357
Weighted average coupon		4.16%	4.27%
Weighted average maturity	[2]	26 years 4 months 24 days	26 years 9 months 18 days
Changes in fair value recorded in other income (loss)		$ (110,878)	$ (94,310)
Mortgage Service Right Government [Member]
Servicing Asset [Abstract]
Unpaid principal balance			2,925,346
Cost basis	[3]		40,216
Carrying value	[1]		$ 27,754
Weighted average coupon			3.37%
Weighted average maturity	[2]		25 years 9 months 18 days
Changes in fair value recorded in other income (loss)			$ (12,462)

[1]	Carrying value approximates the fair value of the pools (see Note 9).
[2]	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
[3]	Cost basis consists of the carrying value of the prior period, adjusted for any purchases, sales and principal paydowns of the underlying mortgage loans.